Changes in the Carrying Amount of Goodwill (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Goodwill [Line Items]
Beginning Balance	¥ 22,477		¥ 22,605
Goodwill disposed	(5)		(128)
Goodwill acquired	114
Ending Balance	22,586	$ 3,181	22,477
Baidu Core excluding SLG
Goodwill [Line Items]
Beginning Balance	16,874		16,940
Goodwill disposed	0		(66)
Goodwill acquired	114
Ending Balance	16,988	2,393	16,874
SLG
Goodwill [Line Items]
Beginning Balance	1,777		1,777
Goodwill disposed	0		0
Goodwill acquired	0
Ending Balance	1,777	250	1,777
iQIYI
Goodwill [Line Items]
Beginning Balance	3,826		3,888
Goodwill disposed	(5)		(62)
Goodwill acquired	0
Ending Balance	¥ 3,821	$ 538	¥ 3,826